UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10207

                                  THE MDL FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-MDL-FUND

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================

                               SEMI-ANNUAL REPORT





                                       MDL
                                    CORE BOND
                                      FUND



                               ------------------
                                       MDL
                               ------------------





                                 APRIL 30, 2005

================================================================================

THE MDL FUNDS


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Schedule of Investments ..................................................     1

Statement of Assets and Liabilities ......................................     2

Statement of Operations ..................................................     3

Statement of Changes in Net Assets .......................................     4

Financial Highlights .....................................................     5

Notes to Financial Statements ............................................     6

Disclosure of Fund Expenses ..............................................     9
--------------------------------------------------------------------------------





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Fund typically holds only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-MDL-FUND; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS
April 30, 2005                                                       (Unaudited)



--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED AS BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:
31.1%  U.S. Government Mortgage-Backed Securities
27.3%  Cash Equivalent
21.6%  U.S. Treasury Obligations
11.5%  U.S. Government Agency Obligations
 8.5%  Corporate Obligations
* Percentages are based on total investments.

                                                              Face
MDL CORE                                                     Amount      Value
BOND FUND                                                     (000)      (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS (41.8%)
   FNMA 15 Year TBA
        6.000%, 04/30/20                                     $   87     $    90
        5.500%, 04/30/20                                        109         112
        5.000%, 04/30/20                                        309         311
        4.500%, 04/30/20                                        346         343
        4.000%, 04/30/20                                        103         100
   FNMA 30 Year TBA
        7.000%, 04/30/35                                        312         329
        6.500%, 04/30/35                                        185         192
        5.500%, 04/30/35                                        873         882
        5.000%, 04/30/35                                        570         564
   FNMA Pool #254805
        5.000%, 06/01/13                                         96          97
   FNMA Pool TBA
        6.000%, 04/30/35                                      1,254       1,289
   GNMA 30 Year TBA
        6.500%, 04/30/35                                         64          67
        6.000%, 04/15/35                                         91          94
        5.500%, 04/01/35                                        147         150
                                                                        -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $4,621)                                                          4,620
                                                                        -------

U.S. TREASURY OBLIGATIONS (29.1%)
   U.S. Treasury Bond TIPS
        2.000%, 07/15/14                                        727         755
   U.S. Treasury Notes
        4.250%, 08/15/14                                        622         625
        4.250%, 11/15/14                                         25          25
        3.125%, 01/31/07                                        856         849
        3.000%, 02/15/09                                        693         673
        2.875%, 11/30/06                                        286         283
                                                                        -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,245)                                                          3,210
                                                                        -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (15.5%)
   FHLB
        3.500%, 08/15/06                                        285         284
   FHLMC
        4.750%, 10/11/12                                        364         363


                                                              Face
                                                             Amount      Value
                                                              (000)      (000)
--------------------------------------------------------------------------------
        4.125%, 02/24/11                                     $  596     $   587
        3.250%, 11/02/07                                        145         142
   FNMA
        4.750%, 02/21/13                                        339         337
                                                                        -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,726)                                                          1,713
                                                                        -------

CORPORATE OBLIGATIONS (11.4%)
   American Express
     4.875%, 07/15/13                                           163         165
   CIT Group
     4.125%, 11/03/09                                           111         109
   DaimlerChrysler
     4.050%, 06/04/08                                           155         149
   Duke Energy
     5.300%, 10/01/15                                           177         182
   First Data
     3.900%, 10/01/09                                           130         128
   General Electric
     5.000%, 02/01/13                                           113         115
   General Electric Capital, MTN
     4.375%, 11/21/11                                           139         138
   SLM, MTN
     5.050%, 11/14/14                                           124         125
   Unitedhealth Group
     4.125%, 08/15/09                                           154         152
                                                                        -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $1,268)                                                          1,263
                                                                        -------

REPURCHASE AGREEMENT (36.8%)
   Morgan Stanley Dean Witter
     2.500%, dated 04/29/05,
     to be repurchased on
     05/02/05, repurchase price
     $4,066,952 (collateralized
     by U.S. Treasury Bond,
     par value $3,211,290,
     3.625%, 01/18/08, total
     market value $4,147,519)

TOTAL REPURCHASE AGREEMENT
     (Cost $4,066)                                            4,066       4,066
                                                                        -------
TOTAL INVESTMENTS (134.6%)
   (Cost $14,926)                                                       $14,872
                                                                        =======

PERCENTAGES ARE BASED ON NET ASSETS OF $11,045,251.
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
TBA -- TO-BE-ANNOUNCED SECURITY
TIPS -- TREASURY INFLATION-PROTECTED SECURITY


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
April 30, 2005                                                                                         (Unaudited)



                                                                                                        MDL CORE
                                                                                                        BOND FUND
-------------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Market Value (Cost $14,926).......................................................    $14,872
   Cash.............................................................................................        721
   Receivable for Investment Securities Sold........................................................      1,118
   Interest Receivable..............................................................................         55
   Receivable due from Adviser......................................................................         21
   Receivable for Fund Shares Sold..................................................................          8
   Prepaid Expenses.................................................................................         28
-------------------------------------------------------------------------------------------------------------------
   Total Assets.....................................................................................     16,823
-------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased......................................................      5,737
   Payable for Fund Shares Redeemed.................................................................         11
   Administration Fees Payable......................................................................          7
   Trustees' Fees Payable...........................................................................          1
   Income Distribution Payable......................................................................          1
   Accrued Expenses.................................................................................         21
-------------------------------------------------------------------------------------------------------------------
   Total Liabilities................................................................................      5,778
-------------------------------------------------------------------------------------------------------------------
   Net Assets:......................................................................................    $11,045
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 1,099,708 outstanding shares of beneficial interest...................................    $11,885
   Undistributed Net Investment Income..............................................................          6
   Accumulated Net Realized Loss on Investments.....................................................       (792)
   Net Unrealized Depreciation on Investments.......................................................        (54)
-------------------------------------------------------------------------------------------------------------------
   Net Assets:......................................................................................    $11,045
-------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption
     Price Per Share................................................................................     $10.04
-------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six month period ended April 30, 2005                                                          (Unaudited)



                                                                                                        MDL CORE
                                                                                                        BOND FUND
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest Income..................................................................................      $ 474
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income........................................................................        474
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.........................................................................         56
   Administration Fees..............................................................................         40
   Professional Fees................................................................................         36
   Transfer Agent Fees..............................................................................         30
   Registration and Filing Fees.....................................................................         12
   Printing Fees....................................................................................          6
   Custodian Fees...................................................................................          4
   Trustees' Fees...................................................................................          4
   Insurance and Other Fees.........................................................................         10
-------------------------------------------------------------------------------------------------------------------
   Total Expenses...................................................................................        198
-------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived............................................................        (56)
   Reimbursement by Adviser.........................................................................        (67)
-------------------------------------------------------------------------------------------------------------------
   Net Expenses.....................................................................................         75
-------------------------------------------------------------------------------------------------------------------
Net Investment Income...............................................................................        399
-------------------------------------------------------------------------------------------------------------------
   Net Realized Loss on Investments*................................................................        (15)
   Net Change in Unrealized Depreciation on Investments ............................................       (420)
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments................................................       (435)
-------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting From Operations.............................................      $ (36)
-------------------------------------------------------------------------------------------------------------------

* Includes realized gain of $15,128 due to in-kind redemption.



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2005 (Unaudited) and the year ended October 31, 2004


                                                                                                  MDL CORE
                                                                                                  BOND FUND
                                                                                       ------------------------------
                                                                                               2005           2004
-----------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income................................................................        $399         $1,188
   Net Realized Loss on Investments.....................................................         (15)          (497)
   Net Change in Unrealized Appreciation (Depreciation) on Investments..................        (420)           157
-----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations......................         (36)           848
-----------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income................................................................        (446)        (1,328)
   Net Realized Gain....................................................................          --           (231)
-----------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions....................................................        (446)        (1,559)
-----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued...............................................................................         394          7,240
   In Lieu of Dividends and Distributions...............................................         438          1,542
   Redeemed.............................................................................     (30,486)*       (8,807)
-----------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Capital Share Transactions...........................     (29,654)           (25)
-----------------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets.........................................................     (30,136)          (736)
-----------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period..................................................................      41,181         41,917
-----------------------------------------------------------------------------------------------------------------------
   End of Period (Includes Undistributed Net Investment Income
     of $6 and $9, respectively)........................................................     $11,045        $41,181
=======================================================================================================================
Shares Transactions:
   Issued...............................................................................          39            705
   In Lieu of Dividends and Distributions...............................................          43            150
   Redeemed.............................................................................      (2,999)          (861)
-----------------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares Outstanding from Share Transactions...........................      (2,917)            (6)
=======================================================================================================================

* Includes redemptions as a result of in-kind transfers of securities (see Note 9).

Amounts designated as "--" are either $0 or rounded to $0.



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six month period ended April 30, 2005 (Unaudited) and for the years ended October 31,





               Net                                                           Distributions                    Net
              Asset                 Realized and      Total      Dividends       from           Total        Asset
             Value,         Net      Unrealized       from       from Net      Realized       Dividends     Value,
            Beginning   Investment   Gain (Loss)   Investment   Investment      Capital          and          End     Total
             of Year      Income    on Securities  Operations     Income         Gains      Distributions   of Year  Return+
            ---------   ----------  -------------  ----------   ----------   -------------  -------------   -------  -------

------------------
MDL CORE BOND FUND
------------------

2005*         $10.25       $0.16       $(0.16)       $   --       $(0.21)       $   --         $(0.21)      $10.04     0.01%
2004           10.42        0.31        (0.08)         0.23        (0.34)        (0.06)         (0.40)       10.25     2.19
2003           10.74        0.35        (0.26)         0.09        (0.35)        (0.06)         (0.41)       10.42     0.84
2002           11.06        0.41        (0.13)(1)      0.28        (0.41)        (0.19)         (0.60)       10.74     2.82
2001(2)         9.93        0.51         1.13          1.64        (0.51)           --          (0.51)       11.06    16.99
2000            9.76        0.50         0.17          0.67        (0.50)           --          (0.50)        9.93     7.13

  + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
  * For the six month period ended April 30, 2005. All ratios have been annualized.
(1) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gain on investments for the year because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(2) The information set forth in this table for the years prior to February 28, 2001, is the financial data of the MDL Broad
    Market Fixed Income Fund, a series of The Advisors' Inner Circle Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.



                                                              Ratio
                                                          of Expenses
                                                          to Average
                                            Ratio         Net Assets
                Net                        of Net         (Excluding
              Assets,        Ratio       Investment        Waivers,
                End       of Expenses      Income       Reimbursements     Portfolio
              of Year     to Average     to Average      and Fees Paid     Turnover
               (000)      Net Assets     Net Assets       Indirectly)        Rate
              -------     -----------    ----------     --------------     ---------

------------------
MDL CORE BOND FUND
------------------

2005*         $11,045         0.60%         3.18%            1.58%           46.70%
2004           41,181         0.70          2.92             1.03           300.54
2003           41,917         0.87          2.91             0.93           349.75
2002           43,694         0.90          3.91             1.10           117.97
2001(2)        26,723         0.90          4.90             1.23           183.72
2000           23,593         0.90          5.11             1.21           168.42




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2005                                                       (Unaudited)


1.  ORGANIZATION:
THE MDL FUNDS (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 27, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements herein are those of the MDL Core Bond Fund, formerly known as the MDL Broad Market Fixed Income Fund (the "Fund"). The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During the period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially invested.

     INVESTING IN GOVERNMENT SPONSORED ENTERPRISES -- The Fund invests in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac") and similar United States Government sponsored entities such as Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan

April 30, 2005                                                       (Unaudited)

     Banks ("FHLB's"). Freddie Mac, Fannie Mae and FHLB's, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae, FHLB's are neither guaranteed nor insured by the United States Government.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly for the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of 0.125% on the first $100 million of the Fund's average daily net assets; 0.10% on the next $150 million of the Fund's average daily net assets; and 0.08% on the Fund's of any amount above $250 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated January 24, 2001. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and MDL Advisers, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated November 13, 2000, under which the Adviser receives an annual fee equal to 0.45% of the Fund's average daily net assets. On March 1, 2004, the Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 0.60% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six month period ended April 30, 2005 are as follows (000):

Purchases
     U.S. Government ....................     $ 9,806
     Other ..............................       1,285
Sales and Maturities
     U.S. Government ....................      36,796
     Other ..............................       5,323

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions declared during the last two fiscal years were as follows (000):

                     ORDINARY    LONG-TERM
                      INCOME    CAPITAL GAIN    TOTAL
                     --------   ------------    ------
     2004             $1,366        $193        $1,559
     2003              1,523         144         1,667

As of October 31, 2004, the components of Accumulated Losses were as follows
(000):

Undistributed Ordinary Income ...............   $ 124
Capital Loss Carryforwards ..................    (732)
Unrealized Appreciation .....................     366
Other Temporary Differences .................    (116)
                                                -----
Total Accumulated Losses ....................   $(358)
                                                -----

NOTES TO FINANCIAL STATEMENTS (concluded)
April 30, 2005                                                       (Unaudited)


For Federal income tax purposes, capital carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains as follows (000):

                                  TOTAL
                              CAPITAL LOSS
               EXPIRES        CARRYFORWARD
                2012            10/31/04
               -------        ------------
                $732              $732
Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2005, was as follows (000):

                                                   NET
    FEDERAL     APPRECIATED    DEPRECIATED     UNREALIZED
   TAX COST     SECURITIES     SECURITIES     DEPRECIATION
   --------     -----------    -----------    ------------
    $14,926         $16          $(70)            $(54)

8.  OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.  IN-KIND REDEMPTIONS:

During the six month period ended April 30, 2005, the Fund redeemed shares of beneficial interest in exchange for assets. The securities were transferred at their current value on the date of transaction.

              SHARES
  DATE       REDEEMED         VALUE          GAIN
--------    ----------     -----------      -------
1/19/05     26,331,067     $26,839,623      $15,128

10.   CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

On February 23, 2005, Deloitte & Touche LLP (Deloitte) was dismissed as independent registered public accounting firm for the Fund. KPMG LLP (KPMG) was selected as the Fund's independent registered public accounting firm. The Fund's selection of KPMG as its independent registered public accounting firm was recommended by the Fund's Board of Trustees.

The reports of the financial statements audited by Deloitte for the Fund and their predecessor entities for each of the years in the five-year period ended October 31, 2004 did not contain adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Deloitte on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Deloitte would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such years.

11. SUBSEQUENT EVENTS:

At a special telephonic meeting of the Board, held on June 16, 2005, the Board considered a proposal by the Adviser to close and liquidate the Fund as soon as reasonably practicable. The Adviser based its recommendation on the following:
(i) the Fund had not been able to attract retail investor interest to achieve sufficient asset levels critical to the efficient management of the Fund, despite various promotional efforts by the Adviser, (ii) the Fund could not be operated on a competitive basis from an expense standpoint, absent the Adviser's continued use of fee waivers and expense reimbursements to sustain caps on the Fund's operating expenses, and (iii) the Fund's target market of smaller retail shareholders was incompatible with the Adviser's focus on larger institutional accounts. Based on the Adviser's recommendation, the Board concluded that the Fund was not viable and that the liquidation of the Fund would be in the best interest of shareholders.

The Fund is expected to cease operations and make a liquidating distribution of assets to shareholders on or about July 29, 2005. Effective immediately, the Fund is closed to new investors and additional purchases by existing shareholders, except those investing through an automatic investment plan or certain qualified retirement accounts, such as a 401(k). The Fund intends to terminate the option to purchase shares by an automatic investment plan prior to the liquidation of the Fund.

As shareholders redeem shares of the Fund between the date of this shareholder report and the liquidation date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in the Fund's assets. Accordingly, the Fund may not be able to achieve its investment objectives and may deviate from its stated investment policies during the period between the date of this supplement and the liquidation date.

As is the case with other redemptions, each shareholder's redemption, including a mandatory redemption, will constitute a taxable disposition of shares for shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


                          Beginning       Ending                       Expenses
                            Account       Account      Annualized        Paid
                             Value         Value         Expense        During
MDL CORE BOND FUND         10/31/04      04/30/05        Ratios         Period*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN        $1,000.00      $1,000.10        0.60%          $2.98
HYPOTHETICAL 5% RETURN     1,000.00       1,021.82        0.60            3.01
--------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

================================================================================


     THE MDL FUNDS:
     MDL Core Bond Fund

     INVESTMENT ADVISER:
     MDL Advisers, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP

     For information call: 1-877-MDL-FUND

     This information may be preceded or accompanied by a current prospectus for the fund described. Investors should read the prospectus carefully before investing.






     MDL-SA-002-0400



================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The MDL Funds


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  July 5, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  July 5, 2005


By (Signature and Title)*                      /s/ Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  July 5, 2005


* Print the name and title of each signing officer under his or her signature.